Business combinations (Details Narrative) $ in Thousands, $ in Thousands		3 Months Ended
	Mar. 11, 2025 USD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)
Statement [Line Items]
Inventory		$ 124
Revenue		5,484	$ 5,694
Gateway Pharmacy [Member]
Statement [Line Items]
Inventory		124
Transaction costs		13
Revenue		174
Net income before income taxes		12
Increased in revenue		626
Increased in net loss before income taxes		43
Total cash consideration	$ 580
Purchase price installment payment	$ 290
Anniversary payment description	additional USD$290 (the “Anniversary Payment”) to be paid on March 11, 2026
Anniversary payment		$ 382
Voting interest acquired, percentage	100.00%
Business combination continget consideration discount rate		10.00%